Leases - Summary of Balance Sheet amounts relating to Leases (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	$ 125	$ 128
Lease liabilities
Current	16	13
Non-current	132	131
Total lease liabilities	148	144
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Total right-of-use assets	$ 125	$ 128